BASIS OF PRESENTATION and SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

The accompanying condensed consolidated financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"), reflect the application of the significant accounting policies described below and elsewhere in the notes to the consolidated financial statements.

a.	Unaudited Interim Condensed Consolidated Financial Information

The accompanying condensed consolidated balance sheet as of June 30, 2026, the condensed consolidated statements of operations, comprehensive income, shareholders’ equity, and cash flows for the six months ended June 30, 2026 and June 30, 2025, and the related notes to such condensed consolidated financial statements are unaudited.

These unaudited condensed consolidated financial statements have been prepared in accordance with US GAAP and are presented in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) and do not include all disclosures normally required in annual consolidated financial statements prepared in accordance with US GAAP.

In management’s opinion, the unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and reflect all adjustments, which include only normal recurring adjustments necessary for the fair presentation of the Company’s financial position as of June 30, 2026 and the Company’s consolidated results of operations and cash flows for the six months ended June 30, 2026 and June 30, 2025.

The significant accounting policies referenced in the annual consolidated financial statements of the Company as of December 31, 2025 have been applied consistently in these unaudited condensed consolidated financial statements, except as disclosed in Notes 2c, 2d and 2e below. In the opinion of management, all adjustments considered necessary for a fair presentation have been recorded within the accompanying consolidated financial statements, consisting of normal, recurring adjustments, and all intercompany balances and transactions have been eliminated in the consolidation.

The results for the six months ended June 30, 2026 are not necessarily indicative of the results to be expected for the full year ending December 31, 2026, or any other future interim or annual period. The accompanying unaudited condensed consolidated financial statements and related financial information should be read in conjunction with the audited consolidated financial statements and the related notes contained in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2025, as filed with the SEC on March 13, 2026 (the “Annual Report”).

b.	Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates on historical experience and on assumptions that management considers to be reasonable. The Company assesses these estimates on a regular basis; however, actual results could differ from these estimates.

c.	Business Combinations

The Company accounts for business combinations in accordance with ASC 805. Under ASC 805, the acquisition method of accounting is used for all business combinations. The Company applies the acquisition method regardless of whether the acquired set of assets and activities was transferred through a share purchase or an asset purchase agreement. The Company determines whether an acquired set constitutes a business by assessing whether the set includes, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs.

Under the acquisition method, the identifiable assets acquired and liabilities assumed are recognized at their fair values as of the acquisition date. The excess of the total consideration transferred over the net fair value of identifiable assets acquired and liabilities assumed is recorded as goodwill. Transaction costs associated with business combinations are expensed as incurred and are included within general and administrative expense in the consolidated statements of operations.

Compensation arrangements entered into in connection with a business combination are evaluated to determine whether they represent consideration transferred to the seller or post-combination compensation expense. Arrangements that are contingent on continued employment and forfeitable upon termination are accounted for as post-combination compensation expense and recognized over the requisite service period.

Deferred taxes arising from business combinations are recognized as part of the acquisition accounting in accordance with ASC 805-740. A deferred tax asset or liability is established for the difference between the assigned fair values and the tax bases of assets acquired and liabilities assumed. Deferred tax balances are measured using the tax rate expected to apply when the temporary differences reverse. No deferred tax liability is recognized for the excess of the book basis of goodwill over its tax-deductible amount at the date of a business combination where goodwill is not amortizable for book purposes, in accordance with the initial recognition exception under ASC 740-10-25-3(e).

d.	Goodwill

Goodwill represents the excess of the total consideration transferred over the fair value of net identifiable assets acquired in a business combination.

Goodwill is not amortized but is tested for impairment annually as of December 31 of each fiscal year, or more frequently if events or circumstances indicate that the carrying value may not be recoverable. The Company operates as a single reporting unit.

The Company first performs a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value ("Step 0"). If Step 0 indicates that a quantitative test is required, the Company compares the fair value of the reporting unit to its carrying value. An impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit's fair value, not to exceed the total amount of goodwill. No goodwill impairment has been recognized from the Acquisition Date through June 30, 2026.

e.	Intangible Assets Acquired in Business Combinations

Intangible assets acquired in business combinations are recognized separately from goodwill and are recorded at fair value at the acquisition date. Finite-lived intangible assets, which include acquired technology, are amortized on a straight-line basis over their estimated useful lives.

The Company determines useful lives based on the period over which the assets are expected to contribute to future cash flows, taking into consideration the expected use of the asset, historical experience, and relevant market information.

Acquired technology is amortized over its estimated useful life of three years (unaudited) and amortization is included within cost of revenue in the consolidated statements of operations. The Company reviews finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

f.	Accounting Pronouncements Not Yet Effective

In December 2025, the Financial Accounting Standards Board (“FASB”) issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements (“ASU 2025-11”), to amend the guidance in “Interim Reporting” (Topic 270). The update provides clarifications intended to improve the consistency and usability of interim disclosure requirements, including a comprehensive listing of required interim disclosures and a new disclosure principle for reporting material events occurring after the most recent annual period. The amendments do not change the underlying objectives of interim reporting but are designed to enhance clarity in application. The guidance is effective for annual and interim periods beginning January 1, 2028. The Company is currently evaluating the impact the adoption of ASU 2025-11 will have on its consolidated financial statements and related disclosures.

In September 2025, the FASB issued ASU 2025-06, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software ("ASU 2025-06"), which requires software capitalization to begin when both of the following occur: (1) management has authorized and committed to funding the software project; and (2) it is probable that the project will be completed and the software will be used to perform the function intended. ASU 2025-06 is effective for the first annual and interim reporting periods beginning January 1, 2028, with early adoption permitted. The provisions of ASU 2025-06 allow for a prospective, modified, or retrospective transition approach. The Company is currently evaluating the impact the adoption of ASU 2025-06 will have on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement–Reporting Comprehensive Income–Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires the disaggregation of certain expenses in the financial statements notes, to provide enhanced transparency into the expense captions presented on the face of the consolidated statement of operations. ASU 2024-03 is effective for annual reporting periods beginning January 1, 2027 and interim periods beginning January 1, 2028 and may be applied either prospectively or retrospectively. The Company is currently evaluating the impact that ASU 2024-03 will have on its related disclosures, and which transition method it will apply.